Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Schedule of deferred tax assets and liabilities
	2015	2014
Deferred tax assets:
Net operating loss and contribution carryforwards	$2,646,000	$2,285,000
Other	130,000	337,000
	2,776,000	2,622,000
Valuation allowance	(2,776,000)	(2,622,000)
Net deferred tax assets	$-	$-

Reconciliation of the statutory federal income tax expense (benefit)

A reconciliation between the statutory federal income tax rate (34%) and the effective rate of income tax expense for the years ended December 31 follows:

	2015	2014
Statutory federal income tax rate	34%	34%
Permanent differences and other	(22%)
Valuation allowance	(12%)	(34%)
	0%	0%